FEDERATED INCOME SECURITIES TRUST

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

AUGUST 7, 2015

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

RE: FEDERATED INCOME SECURITIES TRUST (the “Trust” or “Registrant”)

Federated Enhanced Treasury Income Fund (the “Fund”)

1933 Act File No. 33-3164

1940 Act File No. 811-4577

Dear Sir or Madam:

Post-Effective Amendment No. 152 under the Securities Act of 1933 and Amendment No. 145 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Trust, with respect to the Fund, is hereby electronically transmitted.

As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective automatically in 75 days pursuant to the provisions of Rule 485(a) under the Securities Act of 1933. A Rule 485(a) filing is being made to add the above-referenced Fund to the Trust. The Fund is intended to be the successor to a closed-end mutual fund of the same name pursuant to a tax-free reorganization that will be submitted to a vote of shareholders on or about October 12, 2015 with a target closing date of October 23, 2015.

This Fund may be marketed through banks, savings associations or credit unions.

In connection with the review of this filing by staff of the Securities and Exchange Commission, the Fund acknowledges that it is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the Fund may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions on the enclosed material, please contact me at (724) 720-8834.

Very truly yours,

/s/ Mark R. Thompson

Mark R. Thompson

Senior Paralegal

Enclosures